SHARE-BASED COMPENSATION - Schedule of Non-vested RSU Activities (Details) - Restricted share units	12 Months Ended
Dec. 31, 2024 $ / shares shares
SHARE-BASED COMPENSATION
Numbers of shares, Outstanding	3,488,069
Weighted average grant date fair value, Outstanding | $ / shares	$ 5.53
Continued Operations:
SHARE-BASED COMPENSATION
Granted	8,816,958
Vested	(1,884,242)
Forfeited	(3,229,469)
Numbers of shares, Outstanding	5,377,416
Weighted average grant date fair value, Granted | $ / shares	$ 0.64
Weighted average grant date fair value, Vested | $ / shares	2.21
Weighted average grant date fair value, Forfeited | $ / shares	2.1
Weighted average grant date fair value, Outstanding | $ / shares	$ 0.75
Discontinued Operations
SHARE-BASED COMPENSATION
Forfeited	(1,813,900)
Weighted average grant date fair value	5.61